Stock-Based Compensation and Benefit Plans - Schedule of Fair Values of Stock Options Granted and Assumptions used for Black-Scholes-Merton Option Pricing Model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected Term	3 years
Expected Dividend	0.00%	0.00%
Volatility, minimum	61.00%	26.00%
Volatility, maximum	91.00%	48.00%
Risk Free Interest Rate, minimum	0.71%	0.22%
Risk Free Interest Rate, maximum	1.54%	1.08%
Minimum [Member]
Stock price	$ 6.15	$ 12.38
Exercise price	6.15	$ 12.38
Expected Term		2 years
Maximum [Member]
Stock price	11.78	$ 30.38
Exercise price	$ 11.78	$ 30.38
Expected Term		3 years